Income Taxes - Schedule Of Stock Distributions Declared Characterized For Tax (Parenthetical) (Details) - shares	Dec. 31, 2024	Dec. 31, 2023	Feb. 03, 2023	Dec. 31, 2022
Income Taxes
Common shares, authorized shares	1,000	1,000	375,000,000	375,000,000
Common shares, issued shares	1,000	1,000	282,684,998	282,684,998
Common shares, outstanding shares	1,000	1,000	282,684,998	282,684,998